CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME	12 Months Ended
	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 HKD ($) $ / shares shares	Mar. 31, 2024 HKD ($) $ / shares shares	Mar. 31, 2023 HKD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Revenue	$ 6,892	$ 53,757	$ 32,848	$ 38,324
Cost of revenue	(4,338)	(33,834)	(15,078)	(9,735)
Gross profit	2,554	19,923	17,770	28,589
Other income	3	26	1	1,545
Impairment loss on trade and other receivables, net of reversal	(42)	(330)	(863)	(20,622)
Administrative expenses	(775)	(6,047)	(4,973)	(3,643)
Finance costs	(36)	(283)	(639)	(663)
Profit before tax	1,704	13,289	11,296	5,206
Taxation	(411)	(3,203)	(2,085)	(4,332)
Profit and comprehensive income for the year	$ 1,293	$ 10,086	$ 9,211	$ 874
Class A Ordinary [Member]
IfrsStatementLineItems [Line Items]
Basic net loss per share | (per share)	$ 0.05	$ 0.42	$ 0.38	$ 0.04
Diluted net loss per share | (per share)	$ 0.05	$ 0.42	$ 0.38	$ 0.04
Weighted average number of shares outstanding, basic	11,505,148	11,505,148	11,505,148	11,505,148
Weighted average number of shares outstanding, Diluted	11,505,148	11,505,148	11,505,148	11,505,148
Class B Ordinary [Member]
IfrsStatementLineItems [Line Items]
Basic net loss per share | (per share)	$ 0.05	$ 0.42	$ 0.38	$ 0.04
Diluted net loss per share | (per share)	$ 0.05	$ 0.42	$ 0.38	$ 0.04
Weighted average number of shares outstanding, basic	12,499,999	12,499,999	12,499,999	12,499,999
Weighted average number of shares outstanding, Diluted	12,499,999	12,499,999	12,499,999	12,499,999